Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Current allowance for current maturities of mortgage loans recievable	$ 43,396	$ 45,759	$ 25,269
Current deferred origination fees for current mortgage loans recievable	33,808	45,085	24,007
Allowance for mortgage loans recievable	1,172,404	1,131,472	924,424
Deferred origination fees for mortgage loans recievable	467,135	417,257	324,861
Accumulated amortization deferred offering costs	$ 876,771	$ 844,443	$ 728,012
Stockholders' Equity
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Authorized	30,000,000	30,000,000	30,000,000
Common Stock, Issued	1,677,798	1,677,798	1,677,798
Common Stock, Outstanding	1,677,798	1,677,798	1,677,798